(Loss) Income Per Share - Schedule of Basic and Diluted Loss Per Ordinary Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
(Loss) Income Per Share [Abstract]
Net (loss) income attributable to ordinary shareholders of the Group	$ (251,805)	$ 42,378
Weighted average number of ordinary shares outstanding (thousand shares)	239,886	192,095
Basic (loss) income per share (In USD)	$ (1.05)	$ 0.22
- Impact of derivative liabilities related and interest expense to the August 2024 convertible senior notes		$ (117,306)
- Impact of derivative liabilities related to the warrants		(42,622)
Loss attributable to ordinary equity shareholders of the Group for diluted EPS	$ (251,805)	$ (117,550)
Adjusted for:
- Assumed conversion of the August 2024 convertible senior notes (thousand shares)		11,480
- Assumed exercise of warrants (thousand shares)		1,108
Weighted average number of shares outstanding for diluted EPS (thousand shares)	239,886	204,683
Diluted loss per share (In USD)	$ (1.05)	$ (0.57)